UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM N-Q
  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES




                                    811-3266

                      (Investment Company Act File Number)


                  Federated Government Income Securities, Inc.
        _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)



                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)


                                 (412) 288-1900
                        (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                           Federated Investors Tower
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Service)






                       Date of Fiscal Year End:  2/29/08


               Date of Reporting Period:  Quarter ended 11/30/07







ITEM 1.     SCHEDULE OF INVESTMENTS




FEDERATED GOVERNMENT INCOME SECURITIES, INC.
PORTFOLIO OF INVESTMENTS
November 30, 2007 (unaudited)

  PRINCIPAL     VALUE
  AMOUNT

                   U.S. TREASURY--21.4%
  $  5,000,000   1 Notes, 3.500%, 11/15/2009                                                                         $     5,050,329
    21,700,000   1 Notes, 4.250%, 10/15/2010                                                                              22,423,758
    16,100,000   1 Notes, 4.750%, 1/31/2012                                                                               16,991,797
    10,200,000   1 Bonds, 7.250%, 5/15/2016                                                                               12,625,739
     6,709,820   1 U.S. Treasury Inflation Protected Note, 2.500%, 7/15/2016                                               7,217,582
    16,200,000   1 Bonds, 8.125%, 5/15/2021 - 8/15/2021                                                                   22,510,687
     6,300,000     Bonds, 7.625%, 2/15/2025                                                                                8,731,356
     9,250,000   1 Bonds, 6.000%, 2/15/2026                                                                               11,062,780
     9,000,000   1 Bonds, 5.375%, 2/15/2031                                                                               10,267,338
                      TOTAL U.S. TREASURY (IDENTIFIED COST $110,416,284)                                                 116,881,366
                   GOVERNMENT AGENCIES--6.2%
                   FEDERAL HOME LOAN MORTGAGE CORPORATION--5.2%
     5,000,000   1 4.750%, 3/5/2012                                                                                        5,143,093
    20,000,000   1 5.125%, 8/23/2010                                                                                      20,723,302
     2,500,000     5.625%, 11/23/2035                                                                                      2,479,152
                      TOTAL                                                                                               28,345,547
                   FEDERAL NATIONAL MORTGAGE ASSOCIATION -1.0%
     5,000,000     6.000%, 5/15/2011                                                                                       5,343,719
                      TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $33,126,190)                                             33,689,266
                   MORTGAGE--BACKED SECURITIES--54.5%
                   FEDERAL HOME LOAN MORTGAGE CORPORATION.--25.4%
    50,541,506     5.000%, 2/1/2019 - 4/1/2036                                                                            49,800,955
    59,111,333   2 5.500%, 4/1/2021 - 1/1/2038                                                                            59,460,629
    17,589,297   2 6.000%, 9/1/2021 - 1/1/2038                                                                            17,879,154
     9,593,582     7.000%, 9/1/2030 - 4/1/2032                                                                            10,031,775
       750,242     7.500%, 11/1/2009 - 12/1/2015                                                                             796,871
       378,298     8.000%, 2/1/2031                                                                                          399,548
                      TOTAL                                                                                              138,368,932
                   FEDERAL NATIONAL MORTGAGE ASSOCIATION--28.3%
    35,240,452   2 4.500%, 12/1/2019 - 12/1/2037                                                                          34,463,601
    12,600,390     5.000%, 7/1/2034                                                                                       12,386,134
    50,217,547     5.500%, 9/1/2034 - 4/1/2036                                                                            50,416,644
    43,217,168 2,3 6.000%, 5/1/2016 - 1/1/2038                                                                            44,025,661
     9,700,000   2 6.500%, 1/1/2038                                                                                        9,967,805
       825,891     7.000%, 1/1/2031 - 3/1/2032                                                                               863,276
     1,814,163     7.500%, 7/1/2028 - 2/1/2030                                                                             1,975,260
       464,714     8.000%, 2/1/2030 - 1/1/2031                                                                               505,485
                      TOTAL                                                                                              154,603,866
                   GOVERNMENT NATIONAL MORTGAGE ASSOCIATION--0.8%
       339,825     5.500%, 12/20/2014 - 5/20/2018                                                                            343,157
       248,432     6.000%, 12/15/2013 - 5/15/2024                                                                            256,115
       147,310     6.500%, 9/15/2013 - 5/20/2016                                                                             151,910
       300,727     7.000%, 4/20/2016 - 10/15/2028                                                                            317,512
       252,563     7.500%, 7/15/2029 - 1/15/2031                                                                             267,458
        70,843     8.000%, 6/15/2017                                                                                          76,277
       164,781     8.500%, 12/15/2029 - 11/15/2030                                                                           182,970
         4,739     9.000%, 2/15/2009                                                                                           4,812
       518,806     10.500%, 3/15/2016                                                                                        596,448
       309,753     11.000%, 1/15/2010 - 10/15/2019                                                                           361,091
       967,658     12.000%, 5/15/2011 - 1/15/2016                                                                          1,120,023
       364,208     12.500%, 4/15/2010 - 5/15/2015                                                                            417,603
        49,744     13.000%, 3/15/2011 - 11/15/2014                                                                            57,792
                      TOTAL                                                                                                4,153,168
                      TOTAL MORTGAGE--BACKED SECURITIES                                                                  297,125,966
                      (IDENTIFIED COST $287,846,813)
                   COLLATERALIZED MORTGAGE OBLIGATIONS--22.9%
     4,923,640     Bank of America Mortgage Securities 2007-3, Class 1A1, 6.000%, 9/25/2037                                4,942,104
     5,427,938     CS First Boston Mortgage Securities Corp, 2005-7, Class 4A3, 5.000%, 8/25/2020                          5,314,348
     5,165,265     Countrywide Home Loans 2007-17, Class 3A1, 6.750%, 10/25/2037                                           5,219,404
     4,981,049     Countrywide Home Loans 2007-18, Class 2A1, 6.500%, 11/25/2037                                           5,093,621
     3,331,280     Credit Suisse Mortgage Capital Certificate 2007-4, Class 4A2, 5.500%, 6/25/2037                         3,302,953
    10,330,919     Federal Home Loan Mortgage Corp. REMIC 3160 FD, 4.982%, 5/15/2036                                      10,253,004
     7,817,506     Federal Home Loan Mortgage Corp. REMIC 3175 FE, 4.962%, 6/15/2036                                       7,755,524
    11,000,000     Federal Home Loan Mortgage Corp. REMIC 3179 FP, 5.032%, 7/15/2036                                      10,983,361
     2,670,699     Federal Home Loan Mortgage Corp. REMIC 3206 FE, 5.052%, 8/15/2036                                       2,656,070
     6,000,000     Federal Home Loan Mortgage Corp. REMIC 3260 PF, 4.952%, 1/15/2037                                       5,953,082
     1,648,091     Federal National Mortgage Association REMIC 2005-63 FC, 5.033%, 10/25/2031                              1,629,139
     4,203,574     Federal National Mortgage Association REMIC 2006-104 FY, 5.123%, 11/25/2036                             4,171,062
     2,454,376     Federal National Mortgage Association REMIC 2006-43 FL, 5.183%, 6/25/2036                               2,442,801
     7,299,874     Federal National Mortgage Association REMIC 2006-58 FP, 5.083%, 7/25/2036                               7,260,910
     5,222,998     Federal National Mortgage Association REMIC 2006-81 FB, 5.133%, 9/25/2036                               5,204,232
     2,790,527     Federal National Mortgage Association REMIC 2006-93 FM, 5.163%, 10/25/2036                              2,772,866
     4,103,107     First Horizon Alternative Mortgage Securities 2005-FA7, Class 2A1, 5.000%, 9/25/2020                    4,017,098
     3,467,989     First Horizon Asset Securities, Inc. 2006-1, Class 2A1, 5.250%, 5/25/2021                               3,417,212
     6,052,378     First Horizon Mortgage Pass-Through Trust 2004-AR6, Class 4A1, 5.523%, 11/25/2034                       5,941,630
     4,177,968     Harborview Mortgage Loan Trust 2006-4, Class 2A1A, 4.886%, 5/19/2047                                    3,858,410
     4,915,136     Indymac IMJA Mortgage Loan Trust 2007-A2, Class 2A1, 6.500%, 10/25/2037                                 4,918,975
     4,880,207     Lehman Mortgage Trust 2007-8, Class 2A2, 6.500%, 9/25/2037                                              4,908,207
     5,966,869     Lehman Mortgage Trust 2007-9, Class 1A1, 6.000%, 10/25/2037                                             5,927,847
     4,727,741     Structured Asset Securities Corp. 2005-17, Class 5A1, 5.500%, 10/25/2035                                4,625,833
     2,540,104     Washington Mutual 2006-AR1, Class 2A1B, 5.933%, 1/25/2046                                               2,483,840
                      TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS                                                          125,053,533
                       (IDENTIFIED COST $124,066,157)
                   ADJUSTABLE RATE MORTGAGES--5.2%
                   FEDERAL HOME LOAN MORTGAGE CORPORATION HYBRID ARM--4.0%
     9,143,745     5.555%, 7/1/2036                                                                                        9,221,796
     2,379,400     5.645%, 9/1/2036                                                                                        2,401,804
     4,549,956     5.688%, 4/1/2036                                                                                        4,593,390
     5,414,220     6.103%, 4/1/2036                                                                                        5,502,271
                      TOTAL                                                                                               21,719,261
                   FEDERAL NATIONAL MORTGAGE ASSOCIATION HYBRID ARM--1.2%
     6,793,015     5.282%, 1/1/2037                                                                                        6,858,120
                      TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $28,332,528)                                       28,577,381
                   COMMERCIAL MORTGAGE-BACKED SECURITIES--0.7%
     3,560,000     Citigroup/Deutsche Bank Commercial Mortgage 2007-CD5, Class A4, 5.886%, 11/15/2044 (IDENTIFIED          3,624,448
                   COST $3,577,583)
                   REPURCHASE AGREEMENTS--26.6%
    11,905,000     Interest in $1,095,000,000 joint repurchase agreement 4.640%, dated 11/30/2007 under which BNP         11,905,000
                   Paribas Securities Corp. will repurchase U.S. Government Agency securities with various maturities to 11/1/2037 for $1,095,423,400 on 12/3/2007. The market value of the underlying securities at the end of the period was $1,122,501,930.
     8,791,000   4 Interest in $72,881,000 joint repurchase agreement 4.650%, dated 11/13/2007 under which Credit          8,791,000
                   Suisse First Boston LLC will repurchase U.S. Government Agency securities and a U.S. Treasury security with various maturities to 5/15/2037 for $73,154,000 on 12/12/2007. The market value of the underlying securities at the end of the period was $75,603,202 (segregated pending settlement of dollar-roll transactions).
    60,000,000     Interest in $2,500,000,000 joint repurchase agreement 4.640%, dated 11/30/2007 under which             60,000,000
                   Bear Stearns and Co., Inc. will repurchase U.S. Government Agency securities with various maturities to 11/25/2037 for $2,500,966,667 on 12/3/2007. The market value of the underlying securities at the end of the period was $2,575,001,899 (purchased with proceeds from securities lending collateral).
    64,509,000     Interest in $4,000,000,000 joint repurchase agreement 4.640%, dated 11/30/2007 under which ING         64,509,000
                   Financial Markets LLC will repurchase U.S. Government Agency securities with various maturities to 11/1/2047 for $4,001,546,667 on 12/3/2007. The market value of the underlying securities at the end of the period was $4,082,707,771 (purchased with proceeds from securities lending collateral).
                      TOTAL REPURCHASE AGREEMENTS (AT COST)                                                              145,205,000
                      TOTAL INVESTMENTS-137.5%                                                                           750,156,960
                       (IDENTIFIED COST $732,570,555)5
                      OTHER ASSETS AND LIABILITIES-NET-(37.5)%                                                         (204,458,187)
                      TOTAL NET ASSETS---100%                                                                        $   545,698,773

 At November 30, 2007, the Fund had the following outstanding futures contracts:
 DESCRIPTION                                 NUMBER OF    NOTIONAL      EXPIRATION     UNREALIZED APPRECIATION/
                                             CONTRACTS    VALUE         DATE           (DEPRECIATION)
 6 U.S. Treasury Note 2 Year Long Futures    133         $27,944,547    March 2008     $61,868
 6U.S. Treasury Bond Short Futures            44         $ 5,156,250    March 2008     $(8,957)
 6U.S. Treasury Note 5 Year Short Futures     50         $ 5,505,469    March 2008     $(4,867)
 6U.S. Treasury Note 10 Year Short Futures    70         $ 7,924,219    March 2008     $(3,507)
 NET UNREALIZED APPRECIATION OF FUTURES CONTRACTS                                      $44,537


1    All  or  a  portion  of  these   securities  are  temporarily  on  loan  to
     unaffiliated broker/dealers.

     As of November 30, 2007, securities subject to this type of arrangement and related collateral were as follows:

     MARKET VALUE OF SECURITIES LOANED     MARKET VALUE OF COLLATERAL
     $120,671,684                                        $124,509,000

2 All or a portion of these securities may be subject to dollar-roll transactions.

3 Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.

4 Although the repurchase date is more than seven days after the date of purchase, the fund has the right to terminate the repurchase agreement at any time with seven-days' notice.

5 At November 30, 2007, the cost of investments for federal tax purposes was $734,052,550. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from futures contracts was $16,104,410. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $17,140,912 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,036,502.

6    Non-income producing security.


Note:          The categories of investments are shown as a percentage of total net assets at November 30, 2007.



INVESTMENT VALUATION
In calculating its net asset value (NAV), the Fund generally values investments as follows:

   {circle}Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Directors (the "Directors").

   {circle}Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

   {circle}Derivative contracts listed on exchanges are valued at their reported settlement or closing price.

   {circle}Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.

   {circle}Shares of other mutual funds are valued based upon their reported
     NAVs.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.


FAIR VALUATION AND SIGNIFICANT EVENTS PROCEDURES

     The Directors have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a "bid" evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a "mid" evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.

     The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

   {circle}With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
   {circle}Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and {circle}Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

   The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.


The following acronyms are used throughout this portfolio:

 ARM   --Adjustable Rate Mortgages
 REMIC --Real Estate Mortgage Investment Conduit






ITEM 2.     CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-
(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.     EXHIBITS






SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED.

REGISTRANT  FEDERATED GOVERNMENT INCOME SECURITIES, INC.

BY          /S/ RICHARD A. NOVAK
            RICHARD A. NOVAK
            PRINCIPAL FINANCIAL OFFICER

DATE        JANUARY 23, 2008

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THIS REPORT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS ON BEHALF OF THE REGISTRANT AND IN THE CAPACITIES AND ON THE DATES INDICATED.


BY          /S/ J. CHRISTOPHER DONAHUE
            J. CHRISTOPHER DONAHUE
            PRINCIPAL EXECUTIVE OFFICER

DATE        JANUARY 23, 2008


BY          /S/ RICHARD A. NOVAK
            RICHARD A. NOVAK
            PRINCIPAL FINANCIAL OFFICER

DATE        JANUARY 23, 2008